CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 26, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Allowance for accounts receivable	$ 2,586	$ 2,395
Accumulated depreciation	260,692	236,031
Accumulated amortization	$ 322,230	$ 291,434
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock authorized	5,000	5,000
Preferred stock issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock authorized	1,800,000	1,800,000
Common stock issued	558,179	556,444
Common stock outstanding	558,179	556,444
Treasury stock ( in shares)	4,740	4,740